Public Offerings (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Issuances of Common Shares

The following table summarizes the issuances of common shares over the three years ending December 31, 2012:

Date	Number of Common Shares Issued		Offering Price (Per Share)	Gross Proceeds	Net Proceeds	Teekay Corporation’s Ownership After the Offering	Use of Proceeds

April 2010	11,391,744	(1)	$12.25	139,549	134,920	37.1%	Acquisition of conventional tankers
October 2010	8,595,000		$12.15	104,429	99,663	31.0%	Prepayment of revolving credit facilities
February 2011	9,890,000		$11.33	112,054	107,105	26.0%	Prepayment of revolving credit facilities
February 2012	17,250,000		$4.00	69,000	68,531	20.4%	Prepayment of revolving credit facilities
June 2012	4,464,286	(2)	$4.11	18,348	18,348	24.6%	Acquisition of conventional tankers

(1)	Includes 2.6 million unregistered shares of Class A common stock issued to Teekay Corporation at a price per share equal to the offering price, which represented $32.0 million of the purchase price for the Company’s acquisition of the Kaveri Spirit L.L.C., Yamuna Spirit L.L.C. and Helga Spirit L.L.C..
(2)	Represents unregistered shares Class A common stock issued to Teekay Corporation as partial consideration for the Company’s acquisition of the 2012 Acquired Business, which had an approximate value of $25.0 million when the purchase price was agreed between the two parties.